Note 4 - Deposits, Prepayments and Other Current Assets - Schedule of Deposits, Prepayments and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Deposits, Prepayments and Other Current Assets	$ 143	$ 320